FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Notional amount of open forward contracts	$ 8,101	$ 12,399